UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Amount	General Obligation Bonds (48.7%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (4.8%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,624,126

	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,480,364
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,142,426

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,213,985

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	709,998

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	397,419
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	413,622
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	366,380

	Hillsboro, Oregon Refunding
1,305,000	4.500%, 06/01/22	Aa3/NR/NR	1,473,371

	Portland, Oregon
5,385,000	4.350%, 06/01/23	Aa1/NR/NR	5,391,947

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,250,579

	Portland, Oregon Revenue Limited Tax, Improvement
1,045,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	1,090,813

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	833,196

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA-/NR	1,744,483
1,750,000	5.000%, 06/01/29	NR/AA-/NR	1,899,730

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,711,451

	Total City & County		25,743,890

	Community College (5.6%)

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,114,032
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,484,323
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,409,269

	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,450,607

	Chemeketa, Oregon Community College District
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,132,735
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,343,075
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,664,478

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,614,160

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,069,860

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,142,643

	Oregon Coast Community College District State
1,590,000	5.250%, 06/15/17 NPFG Insured (pre-refunded)	Aa1/NR/NR	1,665,541
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,026,597

	Portland, Oregon Community College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	8,735,311

	Total Community College		29,852,631

	Higher Education (2.6%)

	Oregon State, Oregon University System
2,000,000	4.000%, 08/01/24 Series A	Aa1/AA+/AA+	2,172,800
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,257,539
1,745,000	4.000%, 08/01/26 Series C	Aa1/AA+/AA+	1,853,574

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,486,632

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	780,033
1,125,000	5.000%, 08/01/21 Series A (pre-refunded)	NR/NR/NR*	1,227,049
875,000	5.000%, 08/01/21 Series A (pre-refunded)	Aa1/AA+/NR	955,325
500,000	5.750%, 08/01/29 Series A (pre-refunded)	Aa1/AA+/AA+	604,330
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,092,540
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,087,630

	Total Higher Education		13,517,452

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	585,635
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	422,240

	Total Housing		1,007,875

	School District (23.7%)

	Clackamas County, Oregon School District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured Series B	Aa1/AA+/NR	8,684,880
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	9,991,480

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,105,360
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,995,438
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,915,020
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,082,140
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,099,520
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,918,575

	Clackamas County, Oregon School District #86 (Canby)
2,240,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/AA+/NR	2,433,066
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,096,064
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,280,274

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,225,673
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,134,003
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,080,380
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,135,248
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,234,750
500,000	5.000%, 06/15/34	Aa1/AA+/NR	538,290

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC Insured	Aa3/A/NR	2,000,303

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,789,430

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	2,024,381
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,213,546

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	1,032,980
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	726,459
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	6,077,500

	Hood River County, Oregon School District Refunding
365,000	3.000%, 06/15/14	NR/AA+/NR	373,884
385,000	3.000%, 06/15/15	NR/AA+/NR	400,061
250,000	4.000%, 06/15/16	NR/AA+/NR	269,320

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,259,442
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,614,730

	Jackson County, Oregon School District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,067,100
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,111,440
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,066,210

	Lane County, Oregon School District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,087,100
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,225,191
2,455,000	4.000%, 06/15/25	Aa1/NR/NR	2,600,876

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,671,503

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,527,842

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,463,603

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,995,211

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,275,908

	Multnomah County, Oregon School District #40 (David Douglas)
1,420,000	4.000%, 06/15/23 Series A	NR/AA+/NR	1,535,347

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,745,430

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,066,516

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,157,898

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured (pre-refunded)	A2/AA+/NR	1,745,340

	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/AA+/NR	1,045,140

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA-/NR	1,602,398
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA-/NR	2,131,872

	Washington County, Oregon School District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,469,126
6,000,000	4.000%, 06/15/25	Aa1/AA+/NR	6,380,520
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA-/NR	1,378,854
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA-/NR	1,083,840

	Washington Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
2,310,000	4.000%, 06/15/24	Aa1/NR/NR	2,471,377
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,626,210

	Yamhill County, Oregon School District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,383,641
1,375,000	5.000%, 06/15/22 AGMC Insured (pre-refunded)	Aa1/NR/NR	1,578,844

	Total School Districts		126,226,534

	Special District (2.2%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,451,035

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,245,706
5,140,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	5,448,297

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,064,440

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,310,644
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,230,758

	Total Special District		11,750,880

	State (8.8%)

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,329,898
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	576,985

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,498,181
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,289,170
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,228,700

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	2,205,560
2,660,000	5.000%, 11/01/23 NPFG FGIC/ Insured (pre-refunded)	Aa2/AA/AA	3,019,526
2,945,000	5.000%, 11/01/24 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	3,343,046
1,475,000	5.000%, 11/01/26 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	1,674,361
3,880,000	5.000%, 11/01/27 NPFG/ FGIC Insured (pre-refunded)	Aa2/AA/AA	4,404,421

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,403,935

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,476,940
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,293,581
2,630,000	5.000%, 05/01/26 Series L	Aa1/AA+/AA+	2,976,792

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,252,394

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,546,528

	Total State		46,520,018

	Water & Sewer (0.8%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,143,952

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,853,204

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,386,446

	Total Water & Sewer		4,383,602

	Total General Obligation Bonds		259,002,882

	Revenue Bonds (48.9%)

	City & County (5.0%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,485,366

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	612,268

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,904,998

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,252,394
4,765,000	5.000%, 06/01/27	Aa1/NR/NR	5,342,470

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,076,990

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,796,096
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,045,300

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	997,160

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC Insured	A1/NR/NR	1,966,640
1,810,000	5.250%, 06/15/21 NPFG/ FGIC Insured	A1/NR/NR	1,874,708
2,030,000	5.000%, 06/15/23 NPFG/ FGIC Insured	A1/NR/NR	2,086,495

	Total City & County		26,440,885

	Electric (2.2%)

	Emerald Peoples Utility District, Oregon
1,455,000	5.250%, 11/01/22 AGMC Insured	A1/NR/NR	1,470,307

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/AA-	5,976,481

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/AA-	2,231,800

	Northern Wasco County, Oregon Peoples Utility District, McNary Dam Fishway Hydroelectric Project, Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,839,519

	Total Electric		11,518,107

	Higher Education (6.6%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,516,020

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,094,440

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,430,185

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,120,530
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,197,880

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,931,257
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,157,110
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,257,271

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,629,795

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,063,240

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,018,910
2,500,000	5.000%, 10/01/32	NR/A/NR	2,579,800

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,424,750

	Total Higher Education		35,421,188

	Hospital (11.1%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,296,775
3,250,000	5.375%, 01/01/35 AMBAC Insured	A2/NR/NR	3,440,385

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	9,724,320

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	555,850

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,448,366

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A+/A+	8,888,880
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,269,400
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	4,981,680

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,167,120
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,306,420
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,056,280
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,030,330

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,615,110
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,138,800
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,648,501
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,859,674
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,088,760

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,185,540
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,111,260

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,840,046
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,431,015

	Total Hospital		59,084,512

	Housing (1.1%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,343,772

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,450,145

	State of Oregon Housing and Community Services
1,735,000	4.650%, 07/01/25	Aa2/NR/NR	1,773,118
1,255,000	5.350%, 07/01/30	Aa2/NR/NR	1,303,142

	Total Housing		5,870,177

	Lottery (3.8%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured (pre-refunded)	Aa2/AAA/AA-	2,796,984
1,195,000	5.000%, 04/01/24 Series A	Aa2/AAA/NR	1,387,550
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,725,435
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,470,993
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,260,790
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,701,600

	Total Lottery		20,343,352

	Transportation (5.5%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	777,713

	Oregon State Department Transportation Highway Usertax
1,200,000	5.000%, 11/15/22 Series A (pre-refunded)	Aa1/AAA/AA+	1,278,744
1,260,000	5.000%, 11/15/23 Series A (pre-refunded)	Aa1/AAA/AA+	1,342,681
1,000,000	5.000%, 11/15/29 Series A (pre-refunded)	Aa1/AAA/AA+	1,065,620

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,084,436
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,175,820
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,773,074
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,336,580
3,410,000	5.000%, 11/15/24 Series N	Aa1/AAA/AA+	3,993,587

	Tri-County Metropolitan Transportation District, Oregon
1,010,000	5.000%, 09/01/24	Aa1/AAA/NR	1,188,417

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A2/A/NR	1,896,687
3,480,000	5.000%, 10/01/26 Series A	A2/A/NR	3,845,609
3,000,000	5.000%, 10/01/27 Series A	A2/A/NR	3,285,930

	Total Transportation		29,044,898

	Water and Sewer (13.6%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,128,002

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,084,860

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	A2/AA-/NR	1,681,265

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,688,200

	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	737,434

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	3,359,530

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA/NR	5,296,100

	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,768,418
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,932,962
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,478,571
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa2/AA/NR	4,750,276
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa2/AA/NR	4,968,083
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa2/AA/NR	1,723,763

	Portland, Oregon Water System Revenue Refunding
1,920,000	4.000%, 05/01/14 Series A	Aaa/NR/NR	1,980,480
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,350,722

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,315,617

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured ETM	Aa3/AA-/NR	1,091,600

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,029,380

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	A2/AA-/NR	2,681,680
1,350,000	5.250%, 03/01/24 AGMC Insured	A2/AA-/NR	1,371,465
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc.	NR/NR/NR*	1,019,830

	Tigard, Oregon Water System Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,208,728
2,565,000	5.000%, 08/01/24	A1/AA-/NR	2,981,017

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,461,048
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,421,120

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA/NR	1,100,607

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lien
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA/NR	1,624,755
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	2,988,653
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,806,845

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,227,057

	Total Water and Sewer		72,258,068

	Total Revenue Bonds		259,981,187

	Total Investments (cost $499,151,426-note b)	97.6%	518,984,069

	Other assets less liabilities	2.4	12,762,278

	Net Assets	100.0%	$531,746,347

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	9.2%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	8.2
Aa of Moody's or AA of S&P or Fitch	59.9
A of Moody's or S&P or Fitch	17.3
Baa of Moody's or BBB of S&P	3.7
Not rated*	1.7
100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

 See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $498,901,793 amounted to $20,082,276, which consisted of aggregate gross unrealized appreciation of $25,225,007 and aggregate gross unrealized depreciation of $5,142,731.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	518,984,069
Level 3 – Significant Unobservable Inputs	-
Total	$518,984,069

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 20, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2013